U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

February 27, 2009

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Winslow Green Growth Fund and the Winslow Green Solutions Fund (the “Funds”), hereby submits Post-Effective Amendment No. 334 (“PEA 334”) and Amendment No. 335 to the Trust’s Registration Statement on Form N-1A.

The purpose of this filing is to reflect certain material changes made to the Funds’ investment objectives, investment policies and description of their investment strategies.  Specifically, the Funds made the following changes:

(1)	Each Fund rephrased its investment objective to more simply reflect each Fund’s goal:

Fund	Current language	Proposed language
Winslow Green Growth Fund	The Fund seeks capital appreciation through environmentally responsible investing.	The Winslow Green Growth Fund seeks long-term capital growth.

Winslow Green Solutions Fund	The Winslow Green Solutions Fund seeks capital appreciation through investing in companies providing green solutions.	The Winslow Green Solutions Fund seeks long-term capital growth.

(2)
The Winslow Green Growth Fund removed its 80% investment policy as the Fund’s name does not appear to require a policy to invest 80% of its assets in equity securities under Rule 35d-1 under the Investment Company Act of 1940.

(3)	The general description of the Funds’ investment strategies has been revised to more clearly and accurately describe the manner in which the Funds’ investment adviser manages the Funds’ portfolios.

Regarding changes noted in numbers (1) and (2) above, the appropriate 60-day notice has been filed as supplements to the Funds’ current Prospectuses pursuant to Rule 497 and sent to shareholders.

Securities and Exchange Commission
February 27, 2009

Because the changes to the Prospectus were significant, we believe that filing a marked version of the Prospectus to show changes would not be beneficial in your review.  Accordingly, the Prospectus has not been “R” tagged.

The Trust intends to file a subsequent post-effective amendment to its Registration Statement on behalf of the Funds pursuant to Rule 485(b) of the 1933 Act, which filing will contain all of the updated performance and audited financial numbers.  That post-effective amendment will be filed simultaneously with the effectiveness of this PEA 334.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Very truly yours,

/s/ Elaine E. Richards

Elaine Richards
Secretary of the Trust

Enclosures